Other Assets (Tables)	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

Other assets at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Capitalized computer software, net	¥5,893	¥5,274
Investments in non-marketable securities	706	658
Other	4,869	4,161

Total other assets	¥11,468	¥10,093

Capitalized Computer Software

Capitalized computer software at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Capitalized computer software, at cost	¥27,408	¥29,625
Less—Accumulated amortization	(21,515)	(24,351)

Capitalized computer software, net	¥5,893	¥5,274

Estimated Amortization Expense of Computer Software	Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2015	2,350
2016	1,335
2017	907
2018	549
2019	133